Taxation - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($)
Income Taxes [Line Items]
VAT rate	6.00%
VAT payable	¥ 32,413,000	¥ 19,620,000	¥ 8,166,000
Income tax rate	(1.80%)	(17.70%)	(33.10%)
Statutory income tax rate	25.00%	25.00%	25.00%
Minimum ownership percentage in foreign invested enterprise by foreign investor	25.00%
Retained earnings	¥ (549,911,000)	¥ (310,847,000)	¥ (196,866,000)	$ (84,520)
Net operating loss carryforwards, expiration beginning year	2018
Net operating loss carryforwards, expiration end year	2027
PRC Subsidiaries VIEs and VIEs Subsidiaries
Income Taxes [Line Items]
Net operating loss carryforwards	¥ 178,631,000
Hong Kong Subsidiary
Income Taxes [Line Items]
Net operating loss carryforwards	¥ 6,712,000
Hong Kong Subsidiary | Minimum
Income Taxes [Line Items]
Withholding income tax rate on dividends paid by FIE	5.00%
Gridsum PRC Holding
Income Taxes [Line Items]
Dividend withholding tax	¥ 0.00
Retained earnings	¥ 0.00
Hong Kong Inland Revenue Ordinance
Income Taxes [Line Items]
Income tax rate	16.50%
PRC Corporate Income Tax Law
Income Taxes [Line Items]
Statutory income tax rate	25.00%
Withholding income tax rate on dividends distributed by FIE	10.00%
PRC Corporate Income Tax Law | Beijing Gridsum Technology Co., Ltd. and Guoxinjunhe (Beijing) Technology Co. | 2014 to 2019
Income Taxes [Line Items]
Preferential enterprise income tax rate	15.00%
PRC Corporate Income Tax Law | Beijing Moment Everlasting Ad Co., Ltd. and Beijing Yunyang Advertisement Co., Ltd. | 2016 to 2018
Income Taxes [Line Items]
Preferential enterprise income tax rate	15.00%